Note 5 - Transactions With Related Parties	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
5	Transactions with Related Parties:

(a)

Central Mare– Executive Officers and Other Personnel Agreements:
On
September 1, 2010,
the Company entered into separate agreements with Central Mare pursuant to which Central Mare provides the Company with its executive officers (Chief Executive Officer, Chief Financial Officer, Chief Technical Officer and Executive Vice President).

As of
December 31, 2016
the amount due from Central Mare was
$34
and as of
December 31, 2017
the amount due to Central Mare was
$46.
These amounts are presented in Due from/to related parties, on the accompanying consolidated balance sheets.

The fees charged by and expenses relating to Central Mare for the years ended
December 31, 2015,
2016
and
2017
are as follows:

	Year Ended December 31,
	2015	2016	2017	Presented in:
Executive officers and other personnel expenses	1,560	1,530	2,400	General and administrative expenses - Statement of comprehensive loss
Amortization of awarded shares*	131	47	(25)	Management fees - related parties - Statement of comprehensive loss
Total	1,691	1,577	2,375

*As per the Company’s equity incentive plan, or the
2015
plan, (see Note
12
), the Company incurred an amortization expense/(gain) of
$131,
$47
and $(
25
) relating to shares vesting to Central Mare’s nominee, Tankers Family on
June 30, 2015,
2016
and
2017
respectively.

On
March 27, 2017,
our board of directors granted to our Chief Executive Officers a bonus of
$1,500
as incentive compensation, in consideration of the successful completion of the company's newbuilding program in
2016.

(b)
Central Shipping Monaco SAM (“CSM”) – Letter Agreement and Management Agreements:
On
March 10, 2014,
the Company entered into a letter agreement, or the Letter Agreement, with CSM, a related party affiliated with the family of the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis, and on
March 10, 2014
and
June 18, 2014
the Company entered into management agreements, or Management Agreements, between CSM and the Company’s vessel-owning subsidiaries respectively. The Letter Agreement can only be terminated subject to an eighteen
-month advance notice, subject to a termination fee equal to twelve
months of fees payable under the Letter Agreement.

Pursuant to the Letter Agreement, as well as the Management Agreements concluded between CSM and the Company’s vessel-owning subsidiaries, the Company pays a technical management fee of
$583
per day per vessel for the provision of technical, operation, insurance, bunkering and crew management, commencing three
months before the vessel is scheduled to be delivered by the shipyard and a commercial management fee of
$318
per day per vessel, commencing from the date the vessel is delivered from the shipyard. In addition, the Management Agreements provide for payment to CSM of: (i)
$530
per day for superintendent visits plus actual expenses; (ii) a chartering commission of
1.25%
on all freight, hire and demurrage revenues; (iii) a commission of
1.00%
on all gross vessel sale proceeds or the purchase price paid for vessels and (iv) a financing fee of
0.2%
on derivative agreements and loan financing or refinancing. CSM also performs supervision services for all of the Company’s newbuilding vessels while the vessels are under construction, for which the Company pays CSM the actual cost of the supervision services plus a fee of
7%
of such supervision services.

CSM provides, at cost, all accounting, reporting and administrative services. Finally, the Letter Agreement provides for a performance incentive fee for the provision of management services to be determined at the discretion of the Company. The Management Agreements have an initial term of five
years, after which they will continue to be in effect until terminated by either party subject to an eighteen
-month advance notice of termination. Pursuant to the terms of the Management Agreements, all fees payable to CSM are adjusted annually according to the US Consumer Price Inflation of the previous year.

As of
December 31, 2016
and
2017
the amounts due to CSM were
$579
and
$74
respectively and are presented in Due to related parties, on the accompanying consolidated balance sheets.

The fees charged by and expenses relating to CSM for the years ended
December 31, 2015,
2016
and
2017
are as follows:

	Year Ended December 31,
	2015	2016	2017	Presented in:
Management fees	140	118	34	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	701	1,598	2,242	Management fees - related parties -Statement of comprehensive loss
Supervision services fees	72	43	31	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	66	104	136	Vessel operating expenses -Statement of comprehensive loss
	114	67	22	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	189	179	183	Management fees - related parties -Statement of comprehensive loss
Financing fees	44	131	139	Net in Current and Non-current portions of long-term debt – Balance sheet
Commission for sale and purchase of vessels	570	-	1,081	Management fees - related parties -Statement of comprehensive loss
Commission on charter hire agreements	161	358	487	Voyage expenses - Statement of comprehensive loss
Performance incentive fee	600	-	1,250	Management fees - related parties - Statement of comprehensive loss
Total	2,657	2,598	5,605

For the years ended
December 31, 2015,
2016
and
2017,
CSM charged the Company newbuilding supervision related pass-through costs amounting to
$1,037,
$618
and
$454
respectively.

(c)
Navis Finance AS. ("Navis") – Sale and Purchase Brokerage Agreement:
On
October 2, 2014,
the Company entered into a sale and leaseback brokerage agreement with Navis Finance AS, a company in which Per Christian Haukeness, a member of the Company’s Board of Directors, was one
of the founding partners and a shareholder until
January 2016,
when he left Navis and is
no
longer a shareholder. Pursuant to this agreement, the Company agreed to pay a brokerage commission of
2%
on any vessel sale and leaseback for which Navis Finance AS acted as broker. In connection with the sale and leaseback of M/T Stenaweco Energy and M/T Stenaweco Evolution in
January
and
March
of
2015,
respectively, the Company paid to Navis a total of
$1,140
in sale and leaseback brokerage commissions.

(d)
Atlantis Ventures Ltd. (“Atlantis”) - Unsecured Credit Facility:
On
January 2, 2015
the Company entered into an unsecured credit facility with Atlantis Ventures Ltd, a related party affiliated with the family of Evangelos J. Pistiolis, for
$2,250.
The drawdown of the loan took place on
January 5, 2015
and it was repaid on
January 30, 2015.

(e)
Family Trading Inc. (“Family Trading”) - Revolving Credit Facility and Assumption of Liabilities:
On
October 1, 2010,
the Company entered into a bareboat charter agreement to lease the vessel M/T Delos until
September 30, 2015
for a variable rate per year. On
October 15, 2011,
the Company terminated the bareboat charter agreement resulting in a termination fee of
$5,750
“(the Delos Termination Fee”) that remained outstanding until
December 31, 2012.
On
January 1, 2013,
the Company entered into an agreement with the owner of M/T Delos for the repayment of the remaining balances of the Delos Termination Fee. On
December 10, 2015,
the owner of M/T Delos notified the Company that the outstanding balance of the Delos Termination Fee was immediately due and payable, since the Company had been delaying the installments as per the agreed repayment schedule. On
January 12, 2016,
Family Trading, a related party owned by the Lax Trust, assumed the outstanding balance of the Delos Termination Fee that amounted to
$3,796
(the “Family Trading transaction”). As consideration for the assumption of this liability, Family Trading on
January 12, 2016
received
7
of the Company’s common shares. This transaction was approved by a special committee of the independent directors of the Company. Furthermore on
December 23, 2015
the Company entered into an agreement for an unsecured revolving credit facility with Family Trading for up to
$15,000
to be used to fund the Company’s newbuilding program and working capital relating to the Company’s operating vessels. On
February 21, 2017,
the Company amended and restated the Family Trading Credit Facility (the "Amended Family Trading Credit Facility") (see note
9
). As of
December 31, 2016
and
2017
the amounts due to Family Trading were
$529
and
$0,
representing
$306
and
$0
of interest payable and
$223
and
$0
of commitment fees payable respectively and are presented in Due to related parties, on the accompanying consolidated balance sheets.

(f)
Vessel Acquisitions from affiliated entities:
From
February 20
to
November 24, 2017
the Company entered into a series of transactions with a number of entities affiliated with Evangelos J. Pistiolis that led to the purchase of M/T Eco Palm Desert and M/T Eco California,
90%
interest in M/T Stenaweco Elegance and
50%
interests in M/T Eco Holmby Hills and M/T Eco Palm Springs (see Notes
1,
3,
4
and
20
).

(g)
Charter Party with Central Tankers Chartering Inc (“Central Tankers Chartering”):
On
September 1, 2017
the Company entered into a time charter party with Central Tankers Chartering, a related party affiliated with the family of Evangelos J. Pistiolis, for the vessel M/T Eco Palm Desert to be delivered from Hyundai in
September 2018.
The time charter is for a firm period of
three
years at a daily rate of
$14,750
with
two
optional years at daily rates of
$15,250
and
$15,750
respectively, at Central Tankers Chartering’s option. The time charter carries a
1.25%
address commission payable to Central Tankers Chartering. Total revenue backlog from this time charter for the firm period is
$15,949,
assuming
no
off-hire days.